Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of short-term investments

	December 31, 2022	December 31, 2021
Unrestricted
Maturing within three months	390,540	818,340
Maturing between three to six months	421,734	252,340
Maturing between six to twelve months	56,445	104,574
Total unrestricted short-term investments	868,719	1,175,254

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand and term deposits	15,759	23,664
Total restricted short-term investments	15,759	23,664

Total short-term investments	884,478	1,198,918